SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	Mar. 31, 2021	Jan. 14, 2021
New Infini [Member]
Statement Line Items [Line Items]
Percentage of voting rights	43.75%	43.75%
Bottom of Range [Member]
Statement Line Items [Line Items]
Percentage of voting rights	20.00%
Top of Range [Member]
Statement Line Items [Line Items]
Percentage of voting rights	50.00%